JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

March 7, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Re:	JPMorgan Trust I (“Trust”) on behalf of the
JPMorgan Global Equity Income Fund (the “Fund”)
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of the Additional Information for the Fund does not materially differ from the one contained in Post-Effective Amendment No. 138 (Amendment No. 139 under the Investment Company Act of 1940) filed electronically on February 24, 2011.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary